Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Common stock, no par value
Common stock, authorized shares	500,000,000	500,000,000	500,000,000
Common stock, issued shares	143,378,085	143,378,085	143,378,085
Treasury stock, shares	2,527,015	2,527,015	2,529,607